UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 09-30-2012 Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Bedlam Asset Management plc Address: 20 Abchurch Lane,
 London, EC4N 7BB, UK
Form 13F File Number: 28-____________
The institutional investment manager filing this report
and the person by whom it is signed hereby
represent that the person
signing the report is authorized to submit it, that all
 information contained herein is true,
correct and complete, and that it is understood that
all required items, statements, schedules,
 lists, and tables, are considered integral parts of
 this form.
Person Signing this Report on Behalf of Reporting
Manager:
Name:  Michael Comras
Title:  Chief Compliance Officer
Phone: +44 20 7648 4325
Signature, Place, and Date of Signing:
____________________________________  London,
 U.K.  11-09-2012
[Signature]       [City, State]  [Date]
Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.) [ ] 13F NOTICE.
(Check here if no holdings reported are
in this report, and all holdings are reported
 by other reporting
manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:
__________0___________ Form 13F Information
 Table Entry Total: _________23____________
 Form 13F Information Table Value Total: _____
 208,081____________
 (thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE
FORM 13F INFORMATION TABLE
COLUMN 1  COLUMN 2  COLUMN 3  COLUMN 4
COLUMN 5  COLUMN 6  COLUMN 7  COLUMN 8
NAME OF ISSUER  TITLE OF CLASS  CUSIP
VALUE (x$1000)  SHRS OR PRN AMT  SH/ PRN
  PUT/ CALL  INVESTMENT DISCRETION
  OTHER MANAGER  SOLE SHARED NONE VOTING
  AUTHORITY

AGCO CORP  COM  001084 10 2  11,927  251,205
SH  SOLE  251,205
BRISTOL MYERS SQUIBB CO  COM  110122 10 8
18,324  542,946  SH  SOLE  542,946
CELGENE CORP  COM  151020 10 4  17,458  228,504
  SH  SOLE  228,504
CHECK POINT SOFTWARE TECH LT  ORD  M22465 90 4
  12,344  256,314  SH  SOLE  256,314
DREAMWORKS ANIMATION SKG INC  CL A  26153C 10 3
 10,399  540,768  SH  SOLE  540,768
GOLDCORP INC NEW  COM  380956 40 9  14,298
311,836  SH  SOLE  311,836
KIMBERLY CLARK CORP  COM  494368 10 3  537
 6,264  SH  SOLE  6,264
KONAMI CORP  SPONSORED ADR  50046R 10 1  250
 11,027  SH  SOLE  11,027
MARKET VECTORS ETF TR  VIETNAM ETF  57060U 76 1
  174  10,866  SH  SOLE  10,866
MEDTRONIC INC  COM  585055 10 6  15,247  353,600
  SH  SOLE  353,600
MOSAIC CO NEW  COM  61945C 10 3  13,366  232,012
  SH  SOLE  232,012
PFIZER INC  COM  717081 10 3  18,097  728,249
SH  SOLE  728,249
SANOFI  SPONSORED ADR  80105N 10 5  390  9,067
 SH  SOLE  9,067
SHUFFLE MASTER INC  COM  825549 10 8  9,057
572,878  SH  SOLE  572,878
SILVER WHEATON CORP  COM  828336 10 7  376
9,466  SH  SOLE  9,466
SMITH & NEPHEW PLC  SPDN ADR NEW  83175M 20 5
  249  4,515  SH  SOLE  4,515
SOUTHWESTERN ENERGY CO  COM  845467 10 9
11,329  325,741  SH  SOLE  325,741
SYNGENTA AG  SPONSORED ADR  87160A 10 0  306
 4,086  SH  SOLE  4,086
TYCO INTERNATIONAL LTD  CALL  H89128 90 4
18,172  323,002  SH  SOLE  323,002
ULTRA PETROLEUM CORP  COM  903914 10 9  11,930
 542,763  SH  SOLE  542,763
WD-40 CO  COM  929236 10 7  307  5,829  SH
 SOLE  5,829
WOLVERINE WORLD WIDE INC  COM  978097 10 3
  9,131  205,799  SH  SOLE  205,799
YAMANA GOLD INC  COM  98462Y 10 0  14,411
 754,131  SH  SOLE  754,131